SHARE-BASED PAYMENTS - Employee Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangements [Abstract]
Share option plan, equity settled	$ 16	$ 14
Long-term share unit award incentive plan	50	49
Share-based compensation expense	66	63
Total carrying amount of liabilities for cash settled arrangements	95	96
Total intrinsic value of liability for vested benefits	$ 57	$ 57